Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 27,042	$ 22,914
Accrual of the year	5,594	5,349
Use of the provision	(2,801)	(2,127)
Translation differences and inflation adjustment	(1,729)	906
Balances at the end of year	$ 28,106	$ 27,042